Details of Significant Accounts - Accounts receivable, additional information (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts [Abstract]
Accounts receivable	$ 8,560	$ 7,902	$ 6,992
Maximum exposure to credit risk in respect of amount that best represents accounts receivable	$ 8,560	$ 7,902